Financial instruments per category - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Share price decrease 30%	$ 284,266
Share price increase 30%	357,969
Volatility decrease 10%	313,437
Volatility increase 10%	333,614
Risk-free interest rate decrease 1%	321,889
Risk-free interest rate increase 1%	325,089
Market interest rate decrease 1%	332,199
Market interest rate increase 1%	$ 315,256